Events after the reporting period - Additional Information (Detail) ₨ / shares in Units, $ in Millions	Apr. 16, 2019 INR (₨) shares	Mar. 31, 2019 ₨ / shares	Jun. 04, 2019 USD ($)
Disclosure of Events After Reporting Period [line items]
Repurchase share percentage of paid-up capital		5.35%
Shares repurchased offer price per share | ₨ / shares		₨ 325
Share repurchase program [member]
Disclosure of Events After Reporting Period [line items]
Shares authorised for repurchase | shares	323,076,923
Share repurchase programmes maximum consideration amount | ₨	₨ 105,000,000,000
International TechneGroup [member]
Disclosure of Events After Reporting Period [line items]
Total amount of consideration for acquisition | $			$ 45